Cover	Feb. 17, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 22, 2022, Moving iMage Technologies, Inc. (the "Company" or "MiT Inc.") incorrectly filed with the Securities and Exchange Commission (the "SEC") a Current Report on Form 8-K (the "Original Form 8-K") regarding the material misstatement discussed in Item 4.02 below without soliciting input from CohnReznick LLP ("CohnReznick"), the Company's independent registered public accounting firm. The Original Form 8-K also did not properly describe the accounting for the July 7, 2021 merger of entities under common ownership between MiT Inc. and Moving iMage Technologies LLC ("MiT LLC") . As such, the Company is filing this Form 8-K/A amending and restating the Original Form 8-K to provide the corrected accounting treatment for the transaction as disclosed in Item 4.02 below.
Document Period End Date	Feb. 17, 2022
Entity File Number	001-40511
Entity Registrant Name	MOVING IMAGE TECHNOLOGIES, INC.
Entity Central Index Key	0001770236
Entity Tax Identification Number	85-1836381
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17760 Newhope Street
Entity Address, City or Town	Fountain Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92708
City Area Code	714
Local Phone Number	751-7998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	MITQ
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false